Liquidity, Financial Condition and Management's Plans (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Liquidity Financial Condition And Managements Plans
Net cash used in operating activities	$ (277,543)	$ (203,401)	$ (1,499,389)	$ (505,619)
Net loss	(370,271)	$ (258,499)	(1,640,601)	(826,420)
Cash	278,566		143,098	$ 52,117
Working capital	$ 100,000		$ (200,000)